Basis of Accounting	12 Months Ended
Dec. 31, 2022
Disclosure Of Basis Of Consolidation Text Block Abstract
BASIS OF ACCOUNTING

NOTE 2. BASIS OF ACCOUNTING

The consolidated financial statements present general purpose financial report that have been prepared in accordance with Australian Accounting Standards (“AASBs”), including Australian Accounting Interpretations, other authoritative pronouncements of the Australian Accounting Standards Board and the Corporations Act 2001 as appropriate for for-profit entities. The consolidated financial statements also comply with International Financial Reporting Standards (“IFRSs”) as adopted by the International Accounting Standards Board.